Annual Fund Operating Expenses (Class W Shares)	0 Months Ended
	Jun. 18, 2012
(Columbia Greater China Fund - Class W) | (Columbia Greater China Fund) | Class W Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.28%	[1]
Total annual Fund operating expenses	1.48%
(Columbia International Bond Fund - Class W) | (Columbia International Bond Fund) | Class W Shares
Operating Expenses:
Management fees	0.65%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.72%	[1]
Total annual Fund operating expenses	1.62%
(Columbia Pacific/Asia Fund - Class W) | (Columbia Pacific/Asia Fund) | Class W Shares
Operating Expenses:
Management fees	0.95%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.34%	[1]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	1.55%
(Columbia U.S. Treasury Index Fund - Class W) | (Columbia U.S. Treasury Index Fund) | Class W Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual Fund operating expenses	0.66%

[1]	Other expenses are based on estimated amounts for the Fund's current fiscal year.